Schedule of Investments (unaudited) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
Conservation Fund A Nonprofit Corp.,, Series 2019, 3.47%, 12/15/29	$2,677	$2,849,914

Health Care Providers & Services — 0.8%
AHS Hospital Corp., 2.78%, 07/01/51	9,091	8,730,265
Baylor Scott & White Holdings, 2.84%, 11/15/50	9,091	8,930,814
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	22,500	22,150,672
Series 2020, 2.88%, 09/01/50	8,395	8,180,933
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	10,039	9,624,276
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	301,933
Sutter Health, Series 2018, 3.70%, 08/15/28	192	215,119
Tower Health,, Series 2020, 4.45%, 02/01/50	3,128	2,682,761

		60,816,773

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp., 2.87%, 02/01/30	18,210	18,530,912

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	20,085	18,778,605

Total Corporate Bonds — 1.2% (Cost: $103,499,135)		100,976,204

Municipal Bonds

Alabama — 0.5%
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/33	10,375	13,720,315
County of Jefferson AL Sewer Revenue, Refunding RB, Series D, Sub-Lien, 6.50%, 10/01/53	15,110	17,428,176
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 7.00%, 10/01/51	3,000	3,505,380
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(a)	7,395	8,151,583

		42,805,454

Alaska — 0.1%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,908,750
Series B, 5.00%, 10/01/34	5,000	5,898,150

		11,806,900

Arizona — 3.1%
Arizona Health Facilities Authority, RB, Series B, 0.97%, 01/01/37(b)	50,000	46,129,700
Arizona Health Facilities Authority, Refunding RB 5.00%, 12/01/39	5,000	5,752,500
Series A, 5.00%, 02/01/42	5,000	5,194,450
Arizona Industrial Development Authority, RB(a) 7.10%, 01/01/55	3,350	3,254,458
Series A, 5.00%, 07/01/39	1,335	1,398,506
Series A, 5.00%, 07/01/49	2,075	2,138,308
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	67,567	73,192,914
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/44	10,000	12,111,200

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp., RB (continued)
Junior Lien, 5.00%, 07/01/49	$5,000	$5,989,150
Series B, Junior Lien, AMT, 5.00%, 07/01/49	5,000	5,890,200
City of Phoenix Civic Improvement Corp., Refunding RB
Series B, 5.00%, 07/01/38	5,000	5,991,950
Series D, Junior Lien, 5.00%, 07/01/37	10,000	12,026,200
City of Tucson, COP, Series A, (AGM), 2.86%, 07/01/47(c)	5,000	4,923,750
Industrial Development Authority of the City of Phoenix, RB(a)
Series A, 6.50%, 07/01/34	965	1,099,183
Series A, 5.00%, 07/01/36	7,315	7,942,554
Series A, 5.00%, 07/01/41	5,000	5,360,550
Industrial Development Authority of the City of Phoenix, Refunding RB(a)
5.00%, 07/01/35	4,000	4,321,735
5.00%, 07/01/45	1,495	1,572,830
Maricopa County Industrial Development Authority, RB
Series A, 5.00%, 09/01/28	550	704,154
Series A, 5.00%, 09/01/31	1,000	1,331,820
Series A, 5.00%, 09/01/32	1,000	1,320,060
Series A, 5.00%, 09/01/33	900	1,180,557
Series A, 5.00%, 09/01/34	1,000	1,304,270
Series A, 5.00%, 09/01/35	1,000	1,297,700
Series A, 5.00%, 09/01/36	750	968,752
Series A, 4.00%, 09/01/37	695	820,858
Series A, 4.00%, 09/01/51	2,815	3,242,880
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/36(a)	250	269,295
Series D, 5.00%, 01/01/46(b)	10,000	12,163,300
McAllister Academic Village LLC, Refunding RB 5.00%, 07/01/30	5,000	6,050,850
5.00%, 07/01/32	5,000	6,014,200
5.00%, 07/01/34	5,000	5,972,500

		246,931,334

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	37,355	40,505,894

California — 6.1%
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	6,020,750
5.00%, 02/01/37	5,000	6,012,100
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/42	5,000	5,783,600
Series A, 5.00%, 08/15/47	10,000	11,385,700
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	19	21,914
California Infrastructure & Economic Development Bank Refunding RB, Series B, 0.73%, 12/01/50(b)	4,700	4,702,294
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	13,242,400
California Infrastructure & Economic Development Bank, Refunding RB, 5.00%, 11/01/41	10,000	11,087,400
California Municipal Finance Authority, RB 5.38%, 07/01/34(a)	1,000	1,050,240

1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, RB (continued)
5.63%, 07/01/44(a)	$2,760	$2,878,625
6.00%, 07/01/44	1,960	2,105,314
Series A, 6.00%, 08/01/44(a)	330	349,922
Series A, 6.13%, 08/01/49(a)	285	301,482
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,055,460
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,474,100
California Pollution Control Financing Authority, RB(a) AMT, 5.00%, 07/01/37	20,000	20,961,600
Series A, AMT, 5.00%, 11/21/45	50,000	52,718,500
California School Finance Authority, RB(a)
Series A, 6.50%, 11/01/34	1,015	1,130,030
Series A, 6.75%, 11/01/45	1,395	1,539,020
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	5,000	5,237,700
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,285,200
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,642,260
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/35	1,875	2,454,075
Series B, 5.00%, 05/15/45	8,000	10,202,560
Series B, 5.00%, 05/15/48	6,000	7,637,100
City of Los Angeles Department of Airports, RB
Series B, 5.00%, 05/15/25	3,700	4,372,438
Series B, 5.00%, 05/15/26	2,500	3,042,725
Series B, 5.00%, 05/15/27	1,670	2,085,162
Series B, 5.00%, 05/15/28	865	1,102,789
Series B, 5.00%, 05/15/29	275	356,769
Series B, 5.00%, 05/15/30	340	447,868
Series B, 5.00%, 05/15/31	460	615,443
Series B, 5.00%, 05/15/32	460	612,173
Series B, 5.00%, 05/15/33	1,750	2,312,187
Series B, 5.00%, 05/15/34	2,075	2,728,251
Series B, 5.00%, 05/15/36	3,165	4,126,843
Series B, 5.00%, 05/15/37	2,725	3,542,445
Series B, 5.00%, 05/15/38	3,140	4,074,056
Series B, 5.00%, 05/15/39	3,500	4,528,755
Series B, 5.00%, 05/15/40	4,930	6,362,066
Series B, 5.00%, 05/15/41	5,200	6,693,908
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	10,000	10,549,300
Golden State Tobacco Securitization Corp., Refunding RB
Series A, (AGM-CR SAP), 5.00%, 06/01/40	5,000	5,734,550
Series A-1, 5.00%, 06/01/25	5,000	5,856,700
Series A-1, 5.00%, 06/01/27	5,000	6,076,250
Series A-1, 5.00%, 06/01/28	5,000	6,073,250
Series A-1, 5.00%, 06/01/29	10,000	12,114,900
Series A-1, 5.00%, 06/01/30	6,955	8,556,597
Series A-1, 5.00%, 06/01/31	5,630	6,889,318
Series A-1, 5.25%, 06/01/47	9,085	9,428,776
Series A-2, 5.00%, 06/01/47	16,130	16,689,227
Modesto Irrigation District, RB, (NPFGC), 0.78%, 09/01/37(b)	10,000	9,407,990

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/23	$5,000	$5,432,550
Northern California Gas Authority No. 1, RB, Series B, 0.88%, 07/01/27(b)	4,580	4,576,611
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B, (NPFGC), 0.68%, 12/01/35(b)	100,000	100,002,700
Sacramento County Water Financing Authority, RB, Series B, (NPFGC), 0.70%, 06/01/34(b)	10,000	9,175,120
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	10,000	11,142,900
San Francisco City & County Redevelopment Agency Successor Agency, TA, Sub-Series D, 3.00%, 08/01/21(a)	980	989,026
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(a)(d)
Series D, 0.00%, 08/01/26	1,170	911,430
Series D, 0.00%, 08/01/43	20,000	6,298,400
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	4,600	4,512,094
Tobacco Securitization Authority of Northern California, Refunding RB
4.00%, 06/01/22	1,575	1,651,072
5.00%, 06/01/23	1,250	1,383,063
5.00%, 06/01/24	1,250	1,434,663
5.00%, 06/01/25	1,250	1,480,838
5.00%, 06/01/26	2,000	2,437,400
5.00%, 06/01/27	1,550	1,938,523
5.00%, 06/01/28	1,000	1,276,920
5.00%, 06/01/29	1,050	1,365,420
5.00%, 06/01/30	750	992,640
5.00%, 06/01/32	1,300	1,711,645
4.00%, 06/01/34	1,335	1,608,488
4.00%, 06/01/36	1,000	1,191,150
4.00%, 06/01/38	1,300	1,537,406
4.00%, 06/01/40	1,150	1,350,963
4.00%, 06/01/49	2,000	2,292,440

		493,353,544

Colorado — 2.8%
Arapahoe County School District No. 5 Cherry Creek, GO
(SAW), 5.00%, 12/15/27	3,555	4,554,524
(SAW), 5.00%, 12/15/28	3,725	4,876,248
(SAW), 5.00%, 12/15/29	3,920	5,232,298
(SAW), 5.00%, 12/15/32	3,670	4,939,930
(SAW), 5.00%, 12/15/33	3,850	5,156,228
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	4,125	4,245,780
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/22	55	56,883
5.00%, 07/01/46(a)	2,000	2,126,820
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/26	5,000	6,048,650
Series A, 5.00%, 08/01/27	5,000	6,201,650
Series A, 5.00%, 08/01/30	10,000	12,742,600
Series A, 5.00%, 08/01/31	5,000	6,338,500
Series A, 5.00%, 08/01/32	5,000	6,364,550

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 08/01/35	$5,000	$6,324,100
Series A, 5.00%, 08/01/36	10,000	12,600,300
Series A, 5.00%, 08/01/38	5,000	6,175,250
Series A, 5.00%, 08/01/39	5,000	6,232,250
Colorado Housing and Finance Authority Refunding RB, Series B, Class I, (GNMA), 3.00%, 05/01/51	11,000	11,910,030
Colorado Housing and Finance Authority, RB, M/F Housing
Series B1, Class I, 3.00%, 10/01/39	1,000	1,033,630
Series B1, Class I, 3.50%, 10/01/59	1,160	1,205,692
Colorado Housing and Finance Authority, RB, S/F Housing
Series B, 3.75%, 05/01/50	4,735	5,183,499
Series C, Class I, (GNMA COLL), 3.60%, 11/01/38	1,625	1,733,550
Denver City & County School District No 1 GO
(SAW), 5.00%, 12/01/28	1,850	2,401,781
(SAW), 5.00%, 12/01/29	1,250	1,651,813
(SAW), 5.00%, 12/01/30	4,390	5,905,691
(SAW), 5.00%, 12/01/31	6,300	8,434,818
(SAW), 5.00%, 12/01/33	5,515	7,307,540
(SAW), 5.00%, 12/01/34	6,225	8,223,910
(SAW), 4.00%, 12/01/35	2,350	2,855,955
(SAW), 4.00%, 12/01/37	5,000	6,073,450
(SAW), 5.00%, 12/01/38	10,000	13,117,100
(SAW), 5.00%, 12/01/39	10,000	13,092,500
(SAW), 4.00%, 12/01/40	4,580	5,515,328
(SAW), 4.00%, 12/01/41	5,835	7,008,594
(SAW), 4.00%, 12/01/45	2,650	3,162,378
DIATC Metropolitan District, GO(a)
5.00%, 12/01/39	1,245	1,328,477
5.00%, 12/01/49	2,000	2,106,280
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,045	1,069,495
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(a)	2,965	3,020,594
Plaza Metropolitan District No.1, Refunding TA, 4.00%, 12/01/23(a)	1,000	1,015,080
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,144,700
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	1,063,320
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	3,010	3,083,534

		224,865,300

Connecticut — 1.9%
Connecticut Housing Finance Authority, Refunding RB, Series A-1, 2.88%, 11/15/30	5,700	5,948,463
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
0.40%, 05/15/25	1,000	986,640
0.55%, 05/15/26	1,000	981,220
0.60%, 11/15/26	1,000	978,850
0.70%, 05/15/27	2,500	2,441,510
0.75%, 11/15/27	2,250	2,188,955
0.85%, 05/15/28	2,940	2,854,626
0.90%, 11/15/28	1,150	1,113,982
1.05%, 05/15/29	3,000	2,897,110

Security	Par (000)	Value

Connecticut (continued)
Connecticut Housing Finance Authority, Refunding RB, S/F Housing (continued)
1.10%, 11/15/29	$5,630	$5,429,853
1.30%, 05/15/30	3,450	3,323,187
1.35%, 11/15/30	4,050	3,892,947
1.45%, 05/15/31	1,220	1,170,858
1.50%, 11/15/31	4,910	4,706,431
1.60%, 05/15/32	3,740	3,578,507
1.65%, 11/15/32	2,000	1,910,360
1.70%, 05/15/34	2,635	2,502,249
Series A-4, 0.30%, 11/15/22	1,660	1,656,846
Sub-Series A-1, 2.45%, 05/15/38	2,200	2,203,696
Sub-Series A-1, 3.50%, 11/15/45	7,570	8,402,851
Sub-Series C-1, 3.63%, 11/15/38	9,680	10,515,675
Connecticut State Health & Educational Facilities Authority, RB
Series A-1, 5.00%, 10/01/54(a)	2,370	2,445,887
Series T-2, 5.00%, 07/01/29	10,000	13,176,600
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B-1, 5.00%, 07/01/29	10,100	13,308,366
Mashantucket Western Pequot Tribe, (6.35% Cash or 1.00% PIK), 7.35%, 07/01/26(e)(f)(g)	123,303	18,495,395
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	10,580	10,539,161
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,507	5,581,203
Mohegan Tribe of Indians of Connecticut, Refunding RB(a)
Series C, 5.75%, 02/01/24	3,320	3,384,441
Series C, 5.75%, 02/01/25	3,755	3,827,284
Series C, 6.25%, 02/01/30	4,930	5,037,080
State of Connecticut Bradley International Airport CFC Revenue, RB, AMT, 5.00%, 07/01/49	5,000	5,807,700

		151,287,933

District of Columbia — 0.4%
District of Columbia, RB, Series A, 5.00%, 03/01/30	5,185	6,837,874
Metropolitan Washington Airports Authority, Refunding RB
AMT, 5.00%, 10/01/24	5,000	5,741,850
AMT, 5.00%, 10/01/27	5,000	6,187,600
Series A, AMT, 5.00%, 10/01/24	5,000	5,741,850
Series A, AMT, 5.00%, 10/01/30	5,000	5,711,350

		30,220,524

Florida — 3.9%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	375	382,088
3.75%, 05/01/29	550	581,559
4.40%, 05/01/39	1,030	1,102,893
4.63%, 05/01/49	1,775	1,898,504
Babcock Ranch Community Independent Special District, SAB 4.75%, 11/01/26	400	425,616
5.00%, 11/01/31	500	534,675
5.25%, 11/01/46	3,480	3,677,281
Broward County FL Port Facilities Revenue RB,
Series A, 5.00%, 09/01/44	5,000	6,054,200
Canaveral Port Authority, RB
Series B, 5.00%, 06/01/48	10,000	11,333,200
Series A, AMT, 5.00%, 06/01/45	5,000	5,610,050

3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., 8.00%, 01/01/34	$550	$181,115
Capital Trust Agency, Inc., RB
8.25%, 01/01/44	940	309,542
8.25%, 01/01/49	3,010	991,193
5.00%, 12/15/55(a)	2,845	3,029,726
Series A, 5.00%, 12/15/39	1,775	1,977,829
Series A, 5.00%, 06/15/49(a)	5,000	5,231,550
Series A, 5.00%, 12/15/49	3,380	3,702,351
Series A, 5.00%, 12/15/54	1,955	2,139,435
Series A-2, 5.00%, 01/01/26(a)	2,850	2,856,669
Celebration Pointe Community Development District, SAB
4.75%, 05/01/24	190	196,272
5.00%, 05/01/34	710	741,631
5.13%, 05/01/45	985	1,021,081
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(a)	3,500	3,867,395
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(a)(e)(f)	1,000	770,758
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	11,120	12,592,844
County of Palm Beach Florida, RB(a)
5.25%, 04/01/23	440	438,997
5.00%, 04/01/39	2,700	2,787,048
5.00%, 04/01/51	2,305	2,321,365
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,295	2,394,259
Florida Development Finance Corp., RB
7.00%, 12/01/48(a)	5,500	5,142,170
Series A, 5.75%, 06/15/29	365	391,860
Series A, 6.00%, 06/15/34	440	472,437
Series A, 6.13%, 06/15/44	1,685	1,797,491
Series B, AMT, 7.38%, 01/01/49(a)	7,005	6,818,667
Florida Housing Finance Corp., RB, S/F Housing(c)
Series 1, (FHLMC/FNMA/GNMA), 1.80%, 07/01/36	2,500	2,383,400
Series 1, (FHLMC/FNMA/GNMA), 2.00%, 07/01/41	4,250	4,000,355
Series 1, (FHLMC/FNMA/GNMA), 2.10%, 07/01/46	6,000	5,600,520
Series 1, (FHLMC/FNMA/GNMA), 2.15%, 07/01/51	6,500	6,023,745
Series 1, (FHLMC/FNMA/GNMA), 3.00%, 01/01/52	16,000	17,519,200
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,020	1,082,455
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,175	2,289,100
Series A-1, 4.10%, 05/01/48	1,400	1,472,240
Lakewood Ranch Stewardship District, SAB 4.00%, 05/01/21	205	205,369
4.25%, 05/01/25	355	368,788
4.25%, 05/01/26	1,065	1,102,382
4.88%, 05/01/35	1,105	1,178,096
4.40%, 05/01/39	950	1,022,333
4.88%, 05/01/45	2,275	2,400,807
5.13%, 05/01/46	5,940	6,217,636
4.50%, 05/01/49	1,880	2,005,320

Security	Par (000)	Value

Florida (continued)
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	$1,870	$1,928,101
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,074,380
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	2,030	2,293,291
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	1,000	1,038,340
Series 1, 3.50%, 05/01/37	1,250	1,253,775
School District of Broward County, GO
5.00%, 07/01/41	8,410	10,923,244
5.00%, 07/01/45	10,225	13,176,855
5.00%, 07/01/46	10,735	13,817,126
5.00%, 07/01/48	11,835	15,210,934
5.00%, 07/01/49	5,480	7,041,745
State Board of Administration Finance Corp., RB, Series A, 1.26%, 07/01/25	10,000	10,090,500
State of Florida, Refunding GO(c)
Series B, 5.00%, 06/01/27	22,145	27,774,702
Series B, 5.00%, 06/01/29	27,745	36,264,102
Series B, 5.00%, 06/01/32	7,245	9,847,694
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	2,247,514
Talavera Community Development District, SAB
4.35%, 05/01/40	495	516,399
4.50%, 05/01/50	770	798,636
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(h)	490	336,503
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(h)	190	179,744
Tolomato Community Development District, SAB(e)(f)
Series 2015-1, 6.61%, 05/01/40(h)	800	702,840
Series 2015-3, 6.61%, 05/01/40	535	5
Series 3, 6.38%, 05/01/17	425	4
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,499,724
5.63%, 05/01/45	3,655	3,897,582
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,840,215
Village Community Development District No.10, SAB, 4.50%, 05/01/23	1,165	1,197,678

		314,687,913

Georgia — 2.0%
Brookhaven Development Authority, RB, Series A, 5.00%, 07/01/26	1,250	1,526,300
City of Atlanta Georgia Airport Passenger Facility Charge, RB, Series C, Subordinate, 5.00%, 07/01/37	25,000	31,401,500
City of Atlanta Georgia Department of Aviation, RB, Series B, AMT, 5.00%, 07/01/44	10,000	12,028,400
Development Authority for Fulton County, Refunding RB, Series C, 5.00%, 07/01/26	1,285	1,569,036
Georgia State Road & Tollway Authority RB
5.00%, 06/01/26	1,950	2,365,350
5.00%, 06/01/27	6,950	8,691,386

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Georgia (continued)
Georgia State Road & Tollway Authority RB (continued)
5.00%, 06/01/28	$6,800		$8,697,582
5.00%, 06/01/29	12,625		16,465,094
5.00%, 06/01/30	14,135		18,751,669
5.00%, 06/01/31	8,950		11,816,653
5.00%, 06/01/32	8,315		10,900,948
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/23	1,750		1,921,867
Series A, 5.00%, 05/15/24	1,500		1,705,080
Series A, 5.00%, 05/15/25	2,500		2,924,350
Series A, 5.00%, 05/15/26	3,000		3,600,570
Series A, 5.00%, 05/15/27	2,000		2,454,500
State of Georgia, GO
Series A, 5.00%, 08/01/26	9,315		11,456,705
Series A, 5.00%, 07/01/28	10,630		13,709,724

			161,986,714

Hawaii — 0.0%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	625		670,244
5.00%, 05/15/49	2,750		2,939,777

			3,610,021

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(a)	5,150		5,291,573

Illinois — 3.0%
Chicago Board of Education, GO
6.32%, 11/01/29	14,270		17,235,591
Series A, 5.00%, 12/01/42	50,165		51,518,452
Series C, 5.25%, 12/01/39	7,050		7,728,280
Series D, 5.00%, 12/01/46	38,080		40,881,885
Series H, 5.00%, 12/01/46	5,000		5,649,050
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810		23,134,712
6.14%, 12/01/39	8,460		10,072,053
6.52%, 12/01/40	7,045		8,706,845
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230		11,543,654
Series C, 5.00%, 12/01/23	4,145		4,599,085
Series C, 5.00%, 12/01/24	4,280		4,874,920
Series C, 5.00%, 12/01/25	1,440		1,675,526
Series C, 5.00%, 12/01/27	4,585		5,499,387
Series C, 5.00%, 12/01/34	5,590		6,493,735
Series F, 5.00%, 12/01/23	7,220		8,010,951
City of Chicago Illinois, GO, Series B, 7.38%, 01/01/33	4,395		5,534,448
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	6,020		7,148,690
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/26	5,000		6,014,350
Illinois Housing Development Authority, RB, S/F Housing
Series A, (FHLMC/FNMA/GNMA), 3.13%, 02/01/47	—	(i)	2
Series D, (FHLMC/FNMA/GNMA), 2.25%, 04/01/30	1,135		1,191,761

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing (continued)
Series D, (FHLMC/FNMA/GNMA), 2.35%, 04/01/31	$1,050	$1,108,779
Series D, (FHLMC/FNMA/GNMA), 2.70%, 10/01/34	8,920	9,240,139
Illinois Housing Development Authority, Refunding RB, Sub-Series A-1, 3.70%, 07/01/34	1,425	1,490,864

		239,353,159

Indiana — 0.2%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	320	335,888
Indiana Finance Authority, Refunding RB
Series B, 3.53%, 09/15/34	4,520	4,130,602
Series B, 3.75%, 09/15/37	7,715	6,962,325
Series B, 3.83%, 09/15/41	2,780	2,406,729

		13,835,544

Iowa — 0.2%
Iowa Finance Authority, RB, S/F Housing, Series D, (FHLMC/FNMA/GNMA), 3.15%, 07/01/36	450	470,736
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.50%, 06/01/42	2,000	2,023,300
Series C, 5.63%, 06/01/46	10,150	10,267,334

		12,761,370

Kentucky — 0.1%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	6,068,750
Westvaco Corp., RB, 7.67%, 01/15/27(a)	3,100	3,925,468

		9,994,218

Louisiana — 0.4%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(a)	5,730	5,339,443
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(a)	4,965	4,982,377
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	10,000	11,147,700
Parish of St. John the Baptist Louisiana, Refunding RB(b)
2.00%, 06/01/37	3,750	3,812,438
2.10%, 06/01/37	2,180	2,227,284
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, 1.60%, 05/01/29	6,350	6,309,233

		33,818,475

Maine — 0.5%
Maine State Housing Authority, RB, M/F Housing(c)
Series A, 0.30%, 11/15/23	1,750	1,742,563
Series A, 0.40%, 11/15/24	2,250	2,235,443
Series A, 0.50%, 11/15/25	3,130	3,093,254
Series A, 0.60%, 11/15/26	2,000	1,973,340
Series A, 1.18%, 11/15/36	2,750	2,648,992
Series A, 2.05%, 11/15/41	1,185	1,140,314
Series A, 2.15%, 11/15/46	5,000	4,723,750
Series A, 2.20%, 11/15/51	4,500	4,208,580
Maine State Housing Authority, RB, S/F Housing Series A, 3.00%, 11/15/44	2,500	2,609,225

5

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Maine State Housing Authority, RB, S/F Housing (continued)
Series C, 2.75%, 11/15/34	$6,165	$6,438,109
Series H, 3.55%, 11/15/37	2,000	2,156,560
Maine State Housing Authority, Refunding RB, Series A-3, 3.63%, 11/15/39	4,445	4,652,670

		37,622,800

Maryland — 4.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	600	615,762
5.25%, 07/01/44	1,220	1,243,875
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,149,385
County of Prince George’s MD, GO, Series A, 5.00%, 07/15/27	10,000	12,595,600
Maryland Community Development Administration, RB, M/F Housing, Series D, 2.75%, 07/01/34	1,005	1,060,587
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.30%, 09/01/35	4,445	4,482,427
Series A, 2.50%, 09/01/40	10,450	10,592,120
Series A, 2.60%, 03/01/42	3,490	3,540,430
Series A, 3.75%, 03/01/50	18,655	20,632,990
Maryland Economic Development Corp., RB
Series D, AMT, 5.00%, 03/31/41	10,000	11,298,800
Series D, AMT, 5.00%, 03/31/46	10,000	11,225,800
Series D, AMT, 5.00%, 03/31/51	10,000	11,192,200
Maryland Economic Development Corp., Refunding RB, 1.70%, 09/01/22	25,000	25,357,000
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(a)	10,405	11,636,120
State of Maryland, GO
Series A, 5.00%, 03/01/27(c)	30,845	38,584,936
Series A, 5.00%, 03/01/28(c)	32,390	41,516,854
Series A, 5.00%, 08/01/28	5,000	6,468,900
Series A, 5.00%, 03/01/29(c)	34,010	44,510,247
Series A, 5.00%, 03/01/30(c)	35,710	47,570,362
Series A, 5.00%, 08/01/32	10,070	13,392,294
Series A, 5.00%, 03/01/33(c)	41,305	55,535,399

		374,202,088

Massachusetts — 3.2%
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	20,000	27,355,000
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	5,304,300
5.00%, 10/01/43	5,000	5,232,800
Series D, 5.00%, 07/01/44	10,000	11,249,400
Series J2, 5.00%, 07/01/43	10,000	11,947,900
Series J2, 5.00%, 07/01/48	25,000	29,448,500
Series J2, 5.00%, 07/01/53	10,000	11,749,100
Series P, 5.00%, 07/01/50	8,990	13,549,458
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/25	2,000	2,352,340
4.00%, 10/01/32(a)	2,560	2,762,778
4.13%, 10/01/42(a)	8,225	8,837,516
5.00%, 07/01/44	10,000	11,589,400
Class K, 5.00%, 07/01/38	5,000	5,834,750
Series G, 5.00%, 07/01/29	150	191,010

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series G, 5.00%, 07/01/30	$225	$290,484
Series G, 5.00%, 07/01/32	425	554,285
Series G, 5.00%, 07/01/34	375	481,046
Series G, 5.00%, 07/01/38	300	378,780
Series G, 5.00%, 07/01/39	650	818,227
Series G, 4.00%, 07/01/46	1,250	1,425,812
Series G, 5.00%, 07/01/50	2,300	2,854,691
Series H-1, 5.00%, 07/01/23	5,000	5,515,600
Series H-1, 5.00%, 07/01/24	5,000	5,709,200
Series H-1, 5.00%, 07/01/25	5,000	5,880,850
Massachusetts Educational Financing Authority, RB
Series A, AMT, 5.00%, 01/01/22	10,000	10,386,400
Series I, AMT, 5.00%, 01/01/24	5,000	5,597,500
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	3,230,037
Series C-1, 2.65%, 12/01/34	2,950	3,024,163
Series C-1, 3.10%, 12/01/44	2,500	2,566,550
Series C-1, 3.15%, 12/01/49	2,890	2,955,401
Series C-1, 3.25%, 12/01/54	7,790	7,991,060
Series C-1, 3.35%, 06/01/62	5,010	5,166,562
Massachusetts Housing Finance Agency, Refunding RB, Series 172, 3.65%, 12/01/35	2,510	2,655,354
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA INS), 2.75%, 12/01/34	2,235	2,306,654
Series B-1, (FHA INS), 3.30%, 12/01/56	5,960	6,128,072
Massachusetts Port Authority, RB, Series B, 5.00%, 07/01/44	10,000	12,427,700
Massachusetts School Building Authority, Refunding RB, Series B, 1.28%, 08/15/27	18,400	18,352,344
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	5,000	5,067,050

		259,168,074

Michigan — 2.1%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series D, (AGM), 0.76%, 07/01/32(b)	125,130	122,568,088
Michigan Finance Authority, RB
5.00%, 11/01/44	5,000	5,767,200
Series A, 5.00%, 11/15/48	5,000	6,211,650
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	5,000	5,963,800
Series B, 5.00%, 07/01/44	5,000	5,288,350
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.00%, 10/01/39	3,500	3,614,240
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 3.10%, 12/01/44	6,540	6,771,778
Michigan State University, RB, Series B, (AMBAC), 0.79%, 02/15/37(b)	5,000	5,068,325
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	5,000	5,607,200

		166,860,631

Minnesota — 0.8%
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,699,125

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB, Series A, 5.00%, 07/01/47	$3,000	$3,138,510
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA COLL), 2.35%, 02/01/38	7,000	6,887,300
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB
Series A, 5.75%, 09/01/46	1,805	2,013,820
Series A, 6.00%, 09/01/51	2,710	3,047,585
Minneapolis-St Paul Metropolitan Airports
Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	6,126,700
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC/FNMA/GNMA), 2.40%, 01/01/35	1,700	1,753,652
Series B, (FHLMC/FNMA/GNMA), 2.63%, 01/01/40	6,800	6,929,200
Series B, (FHLMC/FNMA/GNMA), 2.80%, 01/01/44	1,705	1,721,965
Series B, (FHLMC/FNMA/GNMA), 3.50%, 07/01/50	9,685	10,590,257
Series E, (FHLMC/FNMA/GNMA), 1.85%, 01/01/29	930	947,949
Series E, (FHLMC/FNMA/GNMA), 1.90%, 07/01/29	930	956,003
Series E, (FHLMC/FNMA/GNMA), 1.95%, 01/01/30	1,815	1,869,795
Series E, (FHLMC/FNMA/GNMA), 2.05%, 01/01/31	1,850	1,879,618
Series E, (FHLMC/FNMA/GNMA), 2.50%, 07/01/40	4,655	4,631,725
Series E, (FHLMC/FNMA/GNMA), 3.50%, 07/01/50	4,935	5,410,142
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, (FHLMC/FNMA/GNMA), 3.10%, 07/01/35	1,145	1,212,635

		61,815,981

Mississippi — 0.2%
Mississippi Home Corp. RB
Series A, (FHLMC/FNMA/GNMA), 2.00%, 12/01/40	1,500	1,414,710
Series A, (FHLMC/FNMA/GNMA), 2.13%, 12/01/44	1,000	942,140
Series A, (FHLMC/FNMA/GNMA), 3.00%, 12/01/50	4,000	4,374,200
Mississippi Hospital Equipment & Facilities Authority, RB, 5.00%, 09/01/46	5,000	5,697,600
State of Mississippi, Refunding GO, Series A, 1.28%, 11/01/28	6,620	6,540,626

		18,969,276

Missouri — 1.8%
City of St Louis Missouri Airport Revenue, RB
Series C, (AGM), 5.00%, 07/01/42	5,000	5,930,550
Series C, (AGM), 5.00%, 07/01/47	5,000	5,884,300
City of St Louis Missouri Airport Revenue, Refunding RB, Series A, (AGM), 5.00%, 07/01/24	5,000	5,713,950
Curators of the University of Missouri, Refunding RB, Series B, 5.00%, 11/01/30	5,000	6,707,550
Kansas City Industrial Development Authority RB, AMT, (AGM), 5.00%, 03/01/57	10,100	12,117,879

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, RB
AMT, (AGM), 4.00%, 03/01/50	$10,000	$11,211,000
Series A, AMT, 5.00%, 03/01/34	5,105	6,195,530
Series A, AMT, 5.00%, 03/01/35	5,360	6,483,295
Series A, AMT, 5.00%, 03/01/36	5,000	6,030,900
Series A, AMT, 5.00%, 03/01/37	5,910	7,114,281
Series A, AMT, 5.00%, 03/01/39	5,000	5,982,900
Series B, AMT, 5.00%, 03/01/39	5,000	5,890,400
Kansas City Industrial Development Authority, Refunding RB(a)(e)(f)
5.75%, 11/15/36	8,055	2,762,479
6.00%, 11/15/46	5,125	1,757,629
6.00%, 11/15/51	2,060	706,481
Missouri Housing Development Commission, RB, S/F Housing
Series A, (FHLMC/FNMA/GNMA), 2.55%, 11/01/40	1,735	1,797,720
Series A, (FHLMC/FNMA/GNMA), 2.70%, 11/01/45	2,475	2,568,555
Series A, (FHLMC/FNMA/GNMA), 2.85%, 05/01/50	990	1,074,487
Series A, (FHLMC/FNMA/GNMA), 3.50%, 11/01/50	9,565	10,492,996
Missouri State Board of Public Buildings, Refunding RB, Series B, 4.00%, 10/01/28	8,415	10,309,048
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	26,519,750
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,570	2,455,095

		145,706,775

Nevada — 1.2%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	285	304,477
5.00%, 06/01/24	155	169,493
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	6,830,845
Clark County NV Refunding RB, Series C, 5.00%, 07/01/30	15,000	19,914,750
Clark County School District, GO
Series B, (BAM), 5.00%, 06/15/27	6,210	7,724,246
Series B, (BAM), 5.00%, 06/15/28	7,975	10,130,323
Series B, (BAM), 5.00%, 06/15/29	9,615	12,440,560
Series B, (BAM), 5.00%, 06/15/30	10,005	13,167,981
Series B, (BAM), 5.00%, 06/15/31	5,335	7,001,814
Las Vegas Valley Water District, Refunding GO(c)
Series A, 5.00%, 06/01/30	7,180	9,609,712
Series B, 5.00%, 06/01/27	6,150	7,744,879
State of Nevada Department of Business & Industry, RB(a)
Series A, 4.50%, 12/15/29	305	313,266
Series A, 5.00%, 12/15/38	965	993,101

		96,345,447

New Hampshire — 0.5%
National Finance Authority, Series 2020-1, Class A, 4.13%, 01/20/34	25,622	28,679,597
New Hampshire Business Finance Authority, Refunding RB(a) Series B, 4.63%, 11/01/42	7,900	8,288,127

7

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB(a) (continued)
Series C, AMT, 4.88%, 11/01/42	$2,995	$3,158,677
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA 542(C)), 3.55%, 07/01/37	1,385	1,471,978

		41,598,379

New Jersey — 2.2%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,150	1,194,988
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	5,000	6,200,100
5.00%, 06/15/30	5,000	6,222,500
Series B, 5.50%, 11/01/26(a)	265	260,522
AMT, 5.13%, 09/15/23	3,600	3,784,752
AMT, 5.38%, 01/01/43	8,325	9,181,143
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(b)	50,000	52,718,000
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/31	6,430	8,267,372
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	5,624,950
Series A, 5.00%, 07/01/39	5,000	5,964,300
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	5,000	5,385,550
Series 1A, AMT, 5.00%, 12/01/23	5,000	5,585,500
Series 1A, AMT, 5.00%, 12/01/24	6,000	6,908,520
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/35	3,000	3,718,020
Series AA, 5.00%, 06/15/36	4,000	4,947,680
Series AA, 5.00%, 06/15/37	1,220	1,503,833
Series AA, 5.00%, 06/15/38	3,000	3,685,410
Series AA, 5.00%, 06/15/39	4,240	5,183,146
Series AA, 5.00%, 06/15/40	2,500	3,047,100
Series AA, 5.00%, 06/15/45	7,500	9,054,750
Series AA, 4.00%, 06/15/50	10,500	11,371,290
Series AA, 5.00%, 06/15/50	2,225	2,643,389
New Jersey Turnpike Authority, Refunding RB
Series B, 1.48%, 01/01/28	3,645	3,598,672
Series B, 1.71%, 01/01/29	8,000	7,877,440
Port Authority of New York & New Jersey, Refunding RB, 5.00%, 09/01/34	5,125	6,492,760

		180,421,687

New Mexico — 0.6%
New Mexico Finance Authority, RB, 5.00%, 06/01/25	3,300	3,910,038
New Mexico Mortgage Finance Authority, RB, S/F Housing
Series A, (GNMA FNMA FHLMC), 2.70%, 07/01/40	2,735	2,825,228
Series A, (GNMA FNMA FHLMC), 2.88%, 07/01/45	2,190	2,234,523
Series A, (GNMA FNMA FHLMC), 3.50%, 01/01/51	4,830	5,311,551

Security	Par (000)	Value

New Mexico (continued)
New Mexico Mortgage Finance Authority, RB, S/F Housing (continued)
Series B-1, (FHLMC/FNMA/GNMA), 3.70%, 09/01/42	$3,455	$3,653,282
State of New Mexico Severance Tax Permanent Fund, RB
Series A, 5.00%, 07/01/28	11,140	14,316,125
Series A, 5.00%, 07/01/29	11,715	15,345,596

		47,596,343

New York — 11.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,113,900
City of New York, Refunding GO
Series D, 1.62%, 08/01/28	7,275	7,233,169
Series D, 1.72%, 08/01/29	8,760	8,685,978
Dutchess County Local Development Corp., RB, Series B, 5.00%, 07/01/46	20,000	22,583,600
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	18,765	18,922,626
Long Island Power Authority, Refunding RB, Series C, 0.76%, 03/01/23	2,850	2,847,492
Metropolitan Transportation Authority, Refunding RB
Series C, (AGM-CR), 5.00%, 11/15/40	10,000	12,278,600
Series C, 5.00%, 11/15/40	10,000	11,958,700
Series C, (AGM-CR), 5.00%, 11/15/41	10,000	12,245,000
Series C, 5.00%, 11/15/42	10,000	11,889,800
Series C, (BAM), 5.00%, 11/15/43	10,000	12,177,800
Sub-Series C-1, 5.00%, 11/15/24	10,000	11,357,700
Sub-Series C-1, 5.00%, 11/15/34	5,000	5,967,200
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	11,073,712
Nassau County Tobacco Settlement Corp., Refunding RB, Series A-1, 6.83%, 06/01/21	2,326	2,330,826
New York City Housing Development Corp., RB
(FHA 542 (C)), 0.70%, 11/01/60(b)	4,680	4,615,697
Series I-1, (FHA 542 (C)), 2.10%, 11/01/35	2,915	2,820,991
Series I-1, (FHA 542 (C)), 2.35%, 11/01/40	5,000	4,849,300
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	4,600	4,559,796
Series I-1, (FHA), 2.65%, 11/01/50	5,000	5,008,600
Series I-1, (FHA 542 (C)), 2.70%, 11/01/55	5,000	4,916,050
Series I-1, (FHA 542 (C)), 2.80%, 11/01/60	5,000	5,006,650
New York City Housing Development Corp., RB, M/F Housing
4.38%, 11/01/33	820	916,317
Series A, (HUD SECT 8), 2.70%, 08/01/45	5,000	5,012,150
Series A, (HUD SECT 8), 2.80%, 02/01/50	50,000	50,766,000
Series C-1-A, 3.50%, 11/01/33	5,000	5,352,950
Series J, 2.85%, 11/01/39	8,000	8,185,520
Series J, 3.00%, 11/01/44	8,135	8,334,958
Series J, 3.05%, 11/01/49	10,000	10,244,500
Series J, 3.15%, 11/01/54	15,000	15,352,050
Series J, 3.25%, 11/01/59	10,000	10,319,200
Series J, 3.35%, 11/01/65	5,000	5,158,800
New York City Housing Development Corp., Refunding RB
1.88%, 05/01/28	1,000	1,019,720
2.25%, 11/01/31	1,500	1,523,160

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.10%, 11/01/34	$3,000	$3,148,830
Series B-1-A, 3.40%, 11/01/39	3,000	3,159,720
Series B-1-A, 3.55%, 11/01/44	5,000	5,245,850
Series B-1-A, 3.65%, 11/01/49	5,000	5,249,050
Series B-1-A, 3.75%, 11/01/54	5,000	5,270,000
Series B-1-A, 3.85%, 05/01/58	5,000	5,291,900
New York City Industrial Development Agency, Refunding RB
(AGM), 5.00%, 03/01/28	850	1,064,413
4.00%, 03/01/45	1,250	1,404,425
Series A, (AGM), 5.00%, 01/01/24	1,250	1,415,838
Series A, (AGM), 5.00%, 01/01/25	1,250	1,459,788
Series A, (AGM), 5.00%, 01/01/26	1,000	1,198,440
Series A, (AGM), 5.00%, 01/01/27	1,505	1,846,981
Series A, (AGM), 5.00%, 01/01/28	1,255	1,570,683
Series A, (AGM), 5.00%, 01/01/29	1,200	1,528,248
Series A, (AGM), 5.00%, 01/01/30	1,750	2,261,000
Series A, (AGM), 5.00%, 01/01/31	625	817,900
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-3, 3.90%, 08/01/31	10,000	11,307,800
Series C-3, 3.50%, 11/01/32	22,000	24,180,420
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	13,900	14,107,805
Series A, 5.00%, 06/01/45	6,930	6,998,815
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	3,630	3,785,509
New York Liberty Development Corp., Refunding RB 5.00%, 11/15/44	5,000	5,138,300
Series 1, Class 1, 5.00%, 11/15/44(a)	49,285	53,338,198
Series 2, Class 2, 5.15%, 11/15/34(a)	240	265,985
Series 2, Class 2, 5.38%, 11/15/40(a)	570	630,779
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/26	100	119,088
5.00%, 07/01/27	300	365,100
5.00%, 07/01/30	250	313,295
5.00%, 07/01/32	360	443,088
5.00%, 07/01/34	515	627,285
5.00%, 07/01/35	600	727,818
5.00%, 07/01/36	975	1,178,200
4.00%, 07/01/37	1,860	2,080,763
4.00%, 07/01/38	1,650	1,840,773
5.00%, 07/01/41	3,400	4,043,246
Series B, 5.75%, 01/01/29	990	1,080,803
New York State Housing Finance Agency, RB, Series I, (FNMA/SONYMA), 1.75%, 05/01/24	3,000	3,024,510
New York State Housing Finance Agency, RB, M/F Housing
Series E, (FHLMC/FNMA/GNMA/SONYMA), 3.45%, 05/01/49	2,850	2,924,128
Series H, (FNMA/SONYMA), 2.25%, 11/01/29	275	287,386
Series H, (FNMA/SONYMA), 2.35%, 11/01/30	250	260,173
Series H, (FNMA/SONYMA), 2.40%, 11/01/31	250	258,800
Series H, (FNMA/SONYMA), 3.15%, 11/01/44	1,000	1,025,110
Series H, (FNMA/SONYMA), 3.25%, 11/01/52	3,430	3,520,861
Series I, (FNMA/SONYMA), 2.40%, 05/01/31	280	291,029
Series I, (FNMA/SONYMA), 2.75%, 11/01/34	1,250	1,299,550
Series I, (FNMA/SONYMA), 3.15%, 11/01/44	3,275	3,357,235
Series I, (FNMA/SONYMA), 3.25%, 11/01/52	5,895	6,051,159

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series K, (FHLMC/FNMA/GNMA/SONYMA), 3.00%, 11/01/32	$1,500	$1,568,685
Series M, (FHLMC/FNMA/GNMA/SONYMA), 3.15%, 11/01/32	1,000	1,054,940
Series M, (FHLMC/FNMA/GNMA/SONYMA), 3.50%, 11/01/37	415	436,808
New York State Urban Development Corp., RB
2.13%, 03/15/32	500	498,615
2.23%, 03/15/33	1,500	1,498,575
5.00%, 03/15/47	10,000	12,312,700
Series A, 5.00%, 03/15/41	6,500	8,088,210
New York State Urban Development Corp., Refunding RB, Series B, 2.84%, 03/15/32	20,000	20,845,400
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	5,000	5,669,350
Series A, AMT, 5.00%, 07/01/41	5,000	5,594,250
Series A, AMT, 5.00%, 07/01/46	50,000	55,728,500
Series A, AMT, 5.25%, 01/01/50	25,000	28,100,500
New York Transportation Development Corp., RB
5.00%, 12/01/22	605	650,823
AMT, 5.00%, 01/01/26	10,000	11,796,200
AMT, 5.00%, 01/01/27	10,000	12,039,000
AMT, 5.00%, 01/01/28	10,000	12,229,200
AMT, 5.00%, 01/01/29	10,000	12,293,300
AMT, 5.00%, 01/01/30	10,000	12,091,400
AMT, 5.00%, 01/01/32	15,000	17,912,550
AMT, 5.00%, 01/01/34	15,500	18,290,000
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/21	1,250	1,291,200
5.00%, 12/01/23	550	613,503
5.00%, 12/01/24	1,025	1,178,381
5.00%, 12/01/25	1,300	1,532,973
5.00%, 12/01/26	1,450	1,746,279
5.00%, 12/01/27	1,500	1,841,190
5.00%, 12/01/28	1,300	1,616,602
Series A, Class A, AMT, 5.00%, 12/01/22	300	321,693
Series A, Class A, AMT, 5.00%, 12/01/23	1,500	1,662,930
Series A, Class A, AMT, 5.00%, 12/01/24	1,750	1,998,010
Series A, Class A, AMT, 5.00%, 12/01/25	1,400	1,636,642
Series A, Class A, AMT, 5.00%, 12/01/26	510	607,211
Series A, Class A, AMT, 5.00%, 12/01/27	700	846,832
Series A, Class A, AMT, 5.00%, 12/01/28	350	428,215
Series A, Class A, AMT, 5.00%, 12/01/30	250	313,045
Series A, Class A, AMT, 5.00%, 12/01/31	300	373,506
Series A, Class A, AMT, 5.00%, 12/01/32	375	465,124
Series A, Class A, AMT, 5.00%, 12/01/33	300	370,836
Port Authority of New York & New Jersey, RB, Series AAA, 1.09%, 07/01/23	11,785	11,980,277
Port Authority of New York & New Jersey, Refunding RB(c)
Series 226, AMT, 5.00%, 10/15/23	3,450	3,775,093
Series 226, AMT, 5.00%, 10/15/24	4,250	4,805,007
Series 226, AMT, 5.00%, 10/15/25	5,000	5,816,500
Series 226, AMT, 5.00%, 10/15/26	5,000	5,966,150
Series 226, AMT, 5.00%, 10/15/27	4,000	4,876,000
Series 226, AMT, 5.00%, 10/15/28	4,000	4,961,160
Series 226, AMT, 5.00%, 10/15/30	2,000	2,550,000
Series 226, AMT, 5.00%, 10/15/31	2,760	3,561,697

9

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding RB(c) (continued)
Series 226, AMT, 5.00%, 10/15/32	$1,850	$2,420,484
Series 226, AMT, 5.00%, 10/15/33	1,350	1,748,426
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	20,000	19,465,200
Series 225, 2.55%, 04/01/50	2,905	2,859,217
Series 227, 2.30%, 10/01/40	7,000	6,784,890
Series 227, 2.50%, 10/01/47	13,000	12,671,750
Series 227, 3.25%, 10/01/50	8,000	8,747,680
Series 226, AMT, 1.80%, 04/01/28	1,000	1,003,150
Series 226, AMT, 3.50%, 10/01/50	2,050	2,225,316
Triborough Bridge & Tunnel Authority Refunding RB, Series B4A, 0.39%, 01/01/32(b)	5,100	5,099,990
Troy Capital Resource Corp., Refunding RB
5.00%, 09/01/36	5,000	6,135,800
5.00%, 09/01/37	5,000	6,118,400
5.00%, 09/01/38	5,000	6,100,600
Series A, 5.00%, 09/01/33	3,000	3,723,780

		898,374,334

North Carolina — 1.9%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding RB
5.00%, 07/01/27	1,030	1,285,100
5.00%, 07/01/34	3,095	3,902,145
5.00%, 07/01/36	1,860	2,331,752
4.00%, 07/01/44	5,000	5,700,800
5.00%, 07/01/49	10,000	12,189,900
County of Wake NC, RB
5.00%, 03/01/25	3,280	3,868,006
5.00%, 03/01/26	1,255	1,526,532
5.00%, 03/01/27	2,870	3,589,825
5.00%, 03/01/28	2,840	3,635,995
5.00%, 03/01/29	1,015	1,325,966
5.00%, 03/01/30	1,680	2,233,963
5.00%, 03/01/31	2,590	3,504,322
5.00%, 03/01/32	4,000	5,380,680
4.00%, 03/01/33	3,500	4,318,510
4.00%, 03/01/37	5,680	6,935,507
4.00%, 03/01/38	5,750	6,991,655
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (FHLMC/FNMA/GNMA), 2.63%, 01/01/35	3,500	3,646,790
Series 43, (FHLMC/FNMA/GNMA), 2.80%, 01/01/40	6,000	6,180,180
Series 44, 1.75%, 01/01/26	1,000	1,032,180
Series 44, 1.80%, 07/01/26	1,265	1,307,631
Series 44, 2.05%, 01/01/28	1,360	1,413,584
Series 44, 2.20%, 07/01/29	1,065	1,104,767
Series 44, 2.25%, 07/01/30	1,425	1,467,892
Series 44, 2.30%, 01/01/31	1,120	1,153,118
Series 44, 2.35%, 07/01/31	1,000	1,029,450
Series 44, 2.55%, 07/01/35	1,250	1,280,275
North Carolina Medical Care Commission, Refunding RB
5.00%, 06/01/33	5,000	5,841,850
5.00%, 06/01/45	5,000	5,691,450

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB (continued)
Series A, 5.25%, 01/01/41	$2,470	$2,528,786
North Carolina State University at Raleigh, Refunding RB, Series A, 5.00%, 10/01/29	1,260	1,659,319
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	10,000	12,251,500
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	6,011,950
Series A, AMT, 5.00%, 05/01/35	5,000	5,997,800
State of North Carolina, GO, Series A, 5.00%, 06/01/26	10,000	12,232,500
State of North Carolina, RB, Series B, 5.00%, 05/01/27	6,475	8,080,541
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(a)	2,100	2,258,571
University of North Carolina at Charlotte, Refunding RB
Series A, 4.00%, 10/01/37	1,000	1,157,550
Series A, 5.00%, 10/01/38	1,375	1,711,311

		153,759,653

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	1,025	1,097,580

Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	36,620	41,094,232
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC/FNMA/GNMA), 2.50%, 09/01/35	2,245	2,302,248
Series A, (FHLMC/FNMA/GNMA), 2.75%, 09/01/40	4,090	4,195,358
Series A, (FHLMC/FNMA/GNMA), 2.90%, 09/01/45	17,670	18,135,428
Series A, (FHLMC/FNMA/GNMA), 3.00%, 03/01/50	8,965	9,268,913
Series A, (FHLMC/FNMA/GNMA), 3.75%, 09/01/50	4,875	5,439,330
Ohio Water Development Authority, RB
5.00%, 12/01/29	10,000	13,201,200
Series A, 5.00%, 06/01/29	5,000	6,503,850

		100,140,559

Oklahoma — 0.4%
Norman Regional Hospital Authority, RB, 5.00%, 09/01/45	5,000	5,878,800
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(a)	5,010	4,801,233
Series B, 5.25%, 08/15/48	10,000	11,582,100
Series B, 5.50%, 08/15/52	11,620	13,635,489

		35,897,622

Oregon — 1.3%
City of Portland OR Sewer System Revenue, RB
Series A, 2nd Lien, 5.00%, 03/01/29	8,155	10,637,382
Series A, 2nd Lien, 5.00%, 03/01/30	8,535	11,332,346

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 03/01/33	$10,000	$12,900,000
County of Multnomah, GO, Series B, 0.80%, 06/15/26	26,870	26,595,389
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	912,644
Port of Portland Oregon Airport Revenue, RB
Series 24A, 5.00%, 07/01/47	5,000	5,842,050
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,687,100
Port of Portland Oregon Airport Revenue, Refunding RB, Series 24B, AMT, 5.00%, 07/01/44	5,000	5,950,450
State of Oregon Housing & Community Services Department, RB, M/F Housing
Series B, AMT, (FHLMC/FNMA/GNMA), 4.00%, 07/01/37	185	190,254
Series B, AMT, (FHLMC/FNMA/GNMA), 4.13%, 07/01/43	165	168,219
Water Environment Services Sewer Revenue, RB
5.00%, 06/01/24	1,140	1,311,194
5.00%, 06/01/25	2,395	2,848,397
5.00%, 06/01/26	2,515	3,084,597
5.00%, 06/01/27	2,640	3,329,753
5.00%, 06/01/28	2,770	3,576,181
5.00%, 06/01/29	2,910	3,834,827
5.00%, 06/01/30	3,055	4,098,252
5.00%, 06/01/31	3,210	4,378,408

		106,677,443

Pennsylvania — 2.9%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	10,000	11,675,800
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
5.00%, 05/01/33	1,250	1,431,688
Subordinate, 5.00%, 05/01/28	4,180	4,690,002
Subordinate, 5.13%, 05/01/32	4,700	5,454,444
Subordinate, 5.38%, 05/01/42	8,550	9,814,374
Bucks County Industrial Development Authority, RB(c)
4.00%, 07/01/46	1,390	1,460,404
4.00%, 07/01/51	1,000	1,050,800
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22	895	909,544
Series A, 5.00%, 12/01/23	985	1,008,148
Series A, 5.00%, 12/01/24	1,035	1,065,439
Series A, 5.00%, 12/01/25	1,075	1,113,130
Series A, 5.25%, 12/01/45	1,500	1,532,970
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	5,000	5,710,550
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series B, AMT, 5.00%, 07/01/29	5,000	6,005,850
Series B, AMT, 5.00%, 07/01/30	5,000	5,967,500
Series B, AMT, 5.00%, 07/01/42	5,000	5,790,400
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/44	5,000	6,182,550
Commonwealth Financing Authority, RB, Series A, 3.81%, 06/01/41	5,545	6,132,825

Security	Par (000)	Value

Pennsylvania (continued)
County of Allegheny Pennsylvania, Refunding GO, Series C, (AGM), 0.69%, 11/01/26(b)	$15,440	$15,361,271
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44	15,825	19,188,287
Geisinger Authority RB, 5.00%, 04/01/43(b)	21,400	26,061,134
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,675	1,769,269
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	4,815	4,844,901
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,965	2,082,527
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/23	5,000	5,494,100
AMT, 5.00%, 12/31/38	5,000	5,767,800
AMT, 5.00%, 06/30/42	5,000	5,667,650
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,415,425
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,622,974
Series 2019-131A, 2.10%, 04/01/28	1,915	2,025,936
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	12,279,641
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing(c)
Series 134A, 3.00%, 10/01/49	15,380	16,661,154
Series 134B, AMT, 5.00%, 04/01/22	1,000	1,047,150
Series 134B, AMT, 5.00%, 10/01/22	1,000	1,069,710
Series 134B, AMT, 5.00%, 10/01/23	1,000	1,110,930
Series 134B, AMT, 5.00%, 10/01/24	1,000	1,150,420
Series 134B, AMT, 5.00%, 04/01/26	1,000	1,192,570
Series 134B, AMT, 5.00%, 10/01/26	1,545	1,869,589
Series 134B, AMT, 5.00%, 04/01/27	1,500	1,838,940
Series 134B, AMT, 5.00%, 10/01/27	1,250	1,550,175
Pennsylvania Turnpike Commission, RB, Series A-1, 5.00%, 12/01/47	5,000	5,894,800
Philadelphia Authority for Industrial Development, Refunding RB
Series A, 5.00%, 09/01/35	5,000	5,861,750
Series A, 5.00%, 09/01/36	5,000	5,849,000
Susquehanna Area Regional Airport Authority, Refunding RB, Series A, AMT, 5.00%, 01/01/27	3,100	3,262,843

		230,936,364

Puerto Rico — 10.6%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(d)	280,000	14,854,000
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	3,075	2,675,856
Series A, 5.25%, 07/01/23	2,620	2,279,916
Series A, 5.25%, 07/01/26	1,085	944,164
Series A, 5.00%, 07/01/29	5,220	4,542,428
Series A, 5.13%, 07/01/31	10,900	9,485,147
Series A, 6.00%, 07/01/38	9,995	8,722,157
Series B, 5.25%, 07/01/17	1,605	1,398,356
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.50%, 07/01/19	1,176	1,024,590
Series A, 5.25%, 07/01/24(e)(f)	1,765	1,441,823
Series A, 5.00%, 07/01/32(e)(f)	1,050	857,742
Series A, 5.50%, 07/01/32(e)(f)	4,245	3,693,986
Series A, 8.00%, 07/01/35(e)(f)	90,908	70,348,883

11

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, Refunding GO (continued)
Series A, 5.13%, 07/01/37(e)(f)	$1,490	$1,217,177
Series A, 5.50%, 07/01/39(e)(f)	14,225	11,620,360
Series A, 5.00%, 07/01/41(e)(f)	23,430	18,202,181
Series B, 6.00%, 07/01/39(e)(f)	2,555	2,229,626
Series C, 6.00%, 07/01/39(e)(f)	1,510	1,317,705
Series D, 5.75%, 07/01/41(e)(f)	3,530	2,929,067
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	313	328,249
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(a)
Series A, Senior Lien, 5.00%, 07/01/35	26,225	30,872,070
Series A, Senior Lien, 5.00%, 07/01/47	46,180	53,377,615
Puerto Rico Electric Power Authority,, 3rd Series, 5.40%, 01/01/21(e)(f)	1,907	1,724,985
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	5,009,977
Series A, 7.00%, 07/01/33(e)(f)	7,445	6,942,463
Series A, 6.75%, 07/01/36(e)(f)	24,370	22,725,025
Series A, 5.00%, 07/01/42(e)(f)	33,970	30,720,022
Series A, 7.00%, 07/01/43(e)(f)	3,350	3,123,875
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	6,595,707
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	6,595,706
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	17,062,170
Series C-2, 5.40%, 07/01/18(e)(f)	18,871	17,064,929
Series C-4, 5.40%, 07/01/20(e)(f)	1,908	1,724,985
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	7,682,266
Series CCC, 5.00%, 07/01/28	2,005	1,813,178
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	2,821,503
Series D-4, 7.50%, 07/01/20	5,100	4,755,750
Series TT, 5.00%, 07/01/20(e)(f)	1,690	1,528,314
Series TT, 5.00%, 07/01/21	3,315	2,997,847
Series TT, 5.00%, 07/01/23(e)(f)	1,930	1,745,353
Series TT, 5.00%, 07/01/32(e)(f)	10,360	9,368,838
Series WW, 5.50%, 07/01/19(e)(f)	10,325	9,337,186
Series WW, 5.50%, 07/01/20(e)(f)	1,000	904,328
Series WW, 5.38%, 07/01/23(e)(f)	2,355	2,129,692
Series WW, 5.38%, 07/01/24(e)(f)	4,545	4,110,171
Series WW, 5.25%, 07/01/25(e)(f)	2,300	2,079,954
Series WW, 5.25%, 07/01/33(e)(f)	2,725	2,464,294
Series WW, 5.50%, 07/01/38(e)(f)	3,980	3,599,226
Series XX, 5.25%, 07/01/26(e)(f)	2,385	2,156,822
Series XX, 5.25%, 07/01/27(e)(f)	2,630	2,378,383
Series XX, 5.25%, 07/01/35(e)(f)	1,310	1,184,670
Series XX, 5.75%, 07/01/36(e)(f)	1,825	1,650,399
Series XX, 5.25%, 07/01/40(e)(f)	46,125	41,712,129
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/21	7,185	6,497,597
Series AAA, 5.25%, 07/01/22	7,025	6,352,904
Series AAA, 5.25%, 07/01/24	1,575	1,424,317
Series AAA, 5.25%, 07/01/25	5,750	5,199,886
Series AAA, 5.25%, 07/01/28	4,870	4,404,077
Series AAA, 5.25%, 07/01/30	2,085	1,885,524
Series BBB, 5.40%, 07/01/28	9,505	8,595,638
Series DDD, 5.00%, 07/01/20	1,810	1,636,834
Series UU, 1.00%, 07/01/19(b)	1,165	949,475
Series UU, 1.16%, 07/01/19(b)	1,295	1,055,425

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(e)(f) (continued)
Series UU, 1.00%, 07/01/20(b)	$10,400	$8,686,194
Series UU, 0.86%, 07/01/31(b)	12,285	10,260,567
Series V, 5.50%, 07/01/20	6,440	5,823,872
Series ZZ, 5.25%, 07/01/19	14,930	13,501,617
Series ZZ, 5.25%, 07/01/21	2,480	2,242,733
Series ZZ, 5.25%, 07/01/22	1,115	1,008,326
Series ZZ, 5.25%, 07/01/24	1,435	1,297,711
Series ZZ, 5.25%, 07/01/25	2,440	2,206,560
Series ZZ, 5.25%, 07/01/26	790	714,419
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	12,154,168
Puerto Rico Public Buildings Authority, Refunding RB
Series F, (GTD), 5.25%, 07/01/24(e)(f)	2,175	2,092,809
Series M-2, (GTD), 10.00%, 07/01/34(e)(f)	3,325	2,793,000
Series N, (GTD), 5.00%, 07/01/37(e)(f)	1,335	1,284,552
Series U, (GTD), 5.25%, 07/01/42	3,120	2,761,830
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	77,623	84,357,572
Series A-1, Restructured, 5.00%, 07/01/58	14,725	16,227,539
Series A-2, Restructured, 4.33%, 07/01/40	57,460	61,146,367
Series A-2, Restructured, 4.54%, 07/01/53	14,353	15,419,284
Series A-2, Restructured, 4.78%, 07/01/58	34,183	37,537,378
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	3,068,016
Series A-1, Restructured, 0.00%, 07/01/31	4,464	3,382,418
Series A-1, Restructured, 0.00%, 07/01/33	6,377	4,478,631
Series A-1, Restructured, 0.00%, 07/01/46	145,908	44,646,389
Series B-1, Restructured, 0.00%, 07/01/46	18,521	5,657,980

		850,824,854

Rhode Island — 0.7%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
2.10%, 10/01/35	5,000	4,950,300
2.50%, 04/01/45	10,000	10,023,000
3.00%, 10/01/50	10,000	10,854,900
Series 70, (GNMA COLL), 2.80%, 10/01/34	5,000	5,240,850
Series 70, (GNMA COLL), 3.00%, 10/01/39	4,125	4,311,532
Series 70, (GNMA COLL), 3.25%, 10/01/46	4,200	4,418,736
Series 71, (GNMA COLL), 2.75%, 10/01/34	3,965	4,144,575
Series 71, (GNMA COLL), 3.00%, 10/01/39	4,000	4,195,560
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,000	5,386,550

		53,526,003

South Carolina — 2.4%
County of Dorchester South Carolina, SAB(a) 5.88%, 10/01/40	2,310	2,516,791
6.00%, 10/01/51	6,240	6,739,075
County of Richland, Refunding GO
Series A, (SAW), 5.00%, 03/01/25	11,760	13,868,568
Series A, (SAW), 5.00%, 03/01/26	12,325	15,015,178
Series A, (SAW), 5.00%, 03/01/27	12,995	16,311,064
Series A, (SAW), 5.00%, 03/01/28	13,735	17,664,858
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	11,668,300

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	$10,000	$11,942,300
Series A, 5.00%, 05/01/43	5,000	5,868,150
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	10,000	11,075,600
Series E, 5.00%, 12/01/48	10,000	10,971,400
Series E, 5.50%, 12/01/53	5,000	5,585,650
Series F, (AGM-CR), 5.74%, 01/01/30	5,000	6,132,750
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50	10,950	16,903,187
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,710,100
Series B, 5.00%, 12/01/41	5,000	5,926,200
Series C, 5.00%, 12/01/46	10,000	11,288,000
Series E, (AGM-CR), 3.92%, 12/01/24	3,405	3,794,668
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,215	1,262,980
Series A, 1.85%, 01/01/27	1,040	1,085,074
Series A, 1.88%, 07/01/27	1,000	1,042,800
Series A, 2.40%, 07/01/32	1,195	1,235,893
Series A, 2.80%, 07/01/34	1,715	1,769,777
Series A, 3.00%, 07/01/39	3,320	3,381,320
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	975	1,007,331
Series B, 2.35%, 07/01/31	975	1,010,120
Series B, 2.45%, 07/01/32	975	1,013,084
Series B, 2.90%, 07/01/39	2,860	2,867,836

		194,658,054

South Dakota — 0.1%
South Dakota Housing Development Authority, Refunding RB
Series A, Class A, (FHLMC/FNMA/GNMA), 1.90%, 11/01/36	1,500	1,441,830
Series A, Class A, (FHLMC/FNMA/GNMA), 3.00%, 11/01/51	7,000	7,655,900

		9,097,730

Tennessee — 1.2%
Knox County Health Educational & Housing Facility Board, Refunding RB 5.00%, 04/01/23	1,000	1,084,390
5.00%, 04/01/25	1,000	1,154,050
5.00%, 04/01/27	1,400	1,696,940
5.00%, 04/01/28	1,000	1,209,870
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	5,000	5,823,350
Metropolitan Nashville Airport Authority, RB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,288,720
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,282,200
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,271,340
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,817,916
Series A, Subordinate, 5.00%, 07/01/38	2,160	2,723,760
Series A, Subordinate, 5.00%, 07/01/39	1,430	1,798,125
Series A, Subordinate, 5.00%, 07/01/44	10,000	12,392,000

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority, RB (continued)
Series A, Subordinate, 4.00%, 07/01/49	$10,000	$11,361,900
Series A, Subordinate, 5.00%, 07/01/49	10,000	12,298,000
Series A, Subordinate, 4.00%, 07/01/54	5,000	5,673,000
Series A, Subordinate, 5.00%, 07/01/54	5,000	6,140,600
Tennessee Housing Development Agency, RB, S/F Housing, Series 4B, 3.00%, 07/01/32	1,225	1,323,833
Tennessee Housing Development Agency, Refunding RB
2.65%, 07/01/32	1,480	1,552,283
3.00%, 07/01/39	5,000	5,224,650
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 2019-4, 2.65%, 07/01/34	2,390	2,587,008
Series 2019-4, 2.90%, 07/01/39	5,405	5,910,097
Series 2019-4, 3.10%, 07/01/49	7,710	8,006,141

		93,620,173

Texas — 7.1%
Arlington Higher Education Finance Corp., RB 6.25%, 08/15/24(a)	365	365,686
Series A, 7.13%, 03/01/44	1,250	1,354,963
Board of Regents of the University of Texas System, Refunding RB
Series B, 5.00%, 08/15/29	5,000	6,568,650
Series B, 5.00%, 08/15/49	11,990	17,989,916
City of Austin Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 11/15/23	5,000	5,578,350
AMT, 5.00%, 11/15/25	5,000	5,914,950
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/50	15,000	19,168,500
City of Houston Texas Airport System Revenue, RB
Series A, AMT, 6.50%, 07/15/30	1,000	1,017,130
Series B-1, AMT, 5.00%, 07/15/35	7,400	8,023,598
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	5,000	6,102,100
Sub-Series D, 5.00%, 07/01/38	5,000	6,087,550
Series A, AMT, 6.63%, 07/15/38	3,000	3,050,250
County of Harris Texas, Refunding RB, Series B, (AMBAC), 0.83%, 08/15/35(b)	5,000	4,554,185
Dallas Area Rapid Transit Refunding RB, Series A, 5.00%, 12/01/24(j)	6,025	7,030,392
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(d)(j)	95,000	32,951,900
Lower Colorado River Authority, Refunding RB(c) 5.00%, 05/15/25	4,250	5,004,290
5.00%, 05/15/26	3,160	3,830,900
5.00%, 05/15/27	1,770	2,201,968
5.00%, 05/15/28	1,770	2,248,750
5.00%, 05/15/29	1,880	2,436,330
5.00%, 05/15/30	1,405	1,851,214
5.00%, 05/15/31	1,720	2,253,510
5.00%, 05/15/32	3,600	4,683,600
5.00%, 05/15/33	3,500	4,534,845
5.00%, 05/15/41	3,500	4,383,575
5.00%, 05/15/46	5,250	6,496,035
5.00%, 05/15/51	6,500	8,005,725

13

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	$20,000	$20,905,600
New Hope Cultural Education Facilities Finance Corp., RB(a)
Series A, 5.00%, 08/15/39	1,210	1,319,711
Series A, 5.00%, 08/15/51	2,670	2,844,404
New Hope Cultural Education Facilities Finance Corp., Refunding RB(a)
Series A, 5.00%, 08/15/36	4,055	4,085,737
Series A, 5.00%, 08/15/46	4,055	4,076,248
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/36	5,000	6,004,300
Series B, 5.00%, 01/01/43	5,000	5,893,000
Series D, (AGC), 0.00%, 01/01/28(d)	10,000	9,056,600
Series I, (AGC), 6.20%, 01/01/42	10,000	11,915,400
Northwest Independent School District, Refunding GO, Series A, (PSF), 1.78%, 02/15/31	14,790	14,685,583
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	6,415	6,549,394
Red River Health Facilities Development Corp., RB, 5.63%, 12/15/22(e)(f)	2,570	1,700,225
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	6,000	7,263,780
Tarrant Regional Water District, RB(c)
Series A, 4.00%, 09/01/26	5,855	6,903,221
Series A, 4.00%, 09/01/27	5,830	7,009,992
Series A, 4.00%, 09/01/28	5,665	6,921,100
Series A, 4.00%, 09/01/29	5,730	7,095,172
Series A, 4.00%, 09/01/31	5,120	6,308,250
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/27	9,375	11,625,844
5.00%, 12/15/28	7,350	9,261,220
5.00%, 12/15/29	12,940	16,529,038
5.00%, 12/15/30	10,300	13,338,397
5.00%, 12/15/31	33,070	43,430,500
5.00%, 12/15/32	27,490	36,429,473
Texas Municipal Gas Acquisition and Supply Corp. I, RB
Series B, Senior Lien, 0.85%, 12/15/26(b)	18,440	18,619,458
Series D, Senior Lien, 6.25%, 12/15/26	20,430	23,983,390
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	15,000	17,730,300
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	6,775,458
Series A, 5.00%, 12/31/31	13,855	17,286,329
Series A, 5.00%, 12/31/32	7,000	8,696,310
Series A, 5.00%, 12/31/34	8,000	9,890,640
Series A, 5.00%, 12/31/35	7,000	8,637,790
Series A, 5.00%, 12/31/36	8,000	9,852,000
Texas Water Development Board, RB
5.00%, 08/01/29	5,000	6,572,950
4.00%, 08/01/37	5,000	6,036,650
Town of Flower Mound Texas, SAB, 6.75%, 09/01/43	2,000	2,040,000

		570,962,326

Security	Par (000)	Value

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	$10,000	$11,608,400
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	5,000	5,900,600
University of Utah, RB
Series A-1, 5.00%, 08/01/24	1,000	1,155,280
Series A-1, 5.00%, 08/01/32	1,000	1,317,440
Series A-1, 5.00%, 08/01/33	1,000	1,311,450
Series A-1, 5.00%, 08/01/34	1,500	1,959,585
Series A-1, 5.00%, 08/01/35	1,405	1,831,755
Series A-1, 4.00%, 08/01/37	1,000	1,198,260
Series A-1, 5.00%, 08/01/38	3,110	4,032,955
Series A-1, 4.00%, 08/01/39	1,145	1,369,889
Series A-1, 5.00%, 08/01/40	1,000	1,289,150
Series A-1, 4.00%, 08/01/41	1,200	1,423,164
Utah Charter School Finance Authority, RB(a)
5.63%, 06/15/26	440	434,487
(UT CSCE), 5.00%, 07/15/34	530	530,689
(UT CSCE), 5.13%, 07/15/49	4,830	4,834,057
5.63%, 06/15/54	4,945	4,840,611
Utah Infrastructure Agency, RB 3.00%, 10/15/24	520	556,416
3.00%, 10/15/26	500	544,850
4.00%, 10/15/28	350	408,289
4.00%, 10/15/29	610	715,817
4.00%, 10/15/31	500	587,450
4.00%, 10/15/33	500	575,610
4.00%, 10/15/35	400	454,408
4.00%, 10/15/38	500	561,445
4.00%, 10/15/41	500	561,095
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,283,050
2.63%, 06/01/39	1,250	1,287,712

		52,573,914

Virginia — 3.7%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	1,050	1,040,886
Series A, 5.50%, 03/01/46	6,210	5,900,618
Cherry Hill Community Development Authority, SAB(a)
5.15%, 03/01/35	1,000	1,073,750
5.40%, 03/01/45	1,995	2,140,296
Chesapeake Bay Bridge & Tunnel District, RB
5.00%, 11/01/23	10,000	11,187,500
(AGM), 5.00%, 07/01/41	10,000	11,735,300
5.00%, 07/01/46	5,000	5,665,750
5.00%, 07/01/51	10,000	11,201,000
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 5.00%, 10/01/28	5,000	6,477,000
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	998,420
Fairfax County GO
Series A, 4.00%, 10/01/25	12,790	14,806,471
Series A, 4.00%, 10/01/26	12,675	15,023,551
Series A, 4.00%, 10/01/27	12,770	15,448,763
Series A, 4.00%, 10/01/28	12,600	15,503,292
Series A, 4.00%, 10/01/29	12,790	15,962,432
Series A, 4.00%, 10/01/30	12,640	15,990,106

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Fairfax County GO (continued)
Series A, 4.00%, 10/01/31	$12,660	$16,081,112
Series A, 4.00%, 10/01/32	12,785	16,098,744
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	19,870	21,503,513
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	136,532
5.00%, 07/01/48	365	394,222
Series A, 4.00%, 07/01/22	420	426,443
Series A, 5.00%, 07/01/47	1,985	2,031,508
Henrico County Economic Development Authority, Refunding RB
5.00%, 06/01/22	625	648,375
5.00%, 06/01/23	420	435,641
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	25,115	10,416,195
Lower Magnolia Green Community Development Authority, SAB(a)
5.00%, 03/01/35	2,875	3,070,960
5.00%, 03/01/45	2,955	3,126,419
Norfolk Airport Authority, RB, 5.00%, 07/01/43	2,700	3,201,147
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	16,145	16,747,693
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	5,330,300
Series A, 3.75%, 03/01/48	5,000	5,327,600
Series B, 3.50%, 06/01/33	1,335	1,444,643
Series B, 3.63%, 06/01/38	3,730	4,010,272
Series B, 3.10%, 05/01/41	1,040	1,085,261
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	5,749,800
AMT, 5.00%, 12/31/52	15,000	17,265,300
AMT, 5.00%, 12/31/56	10,000	11,507,900

		296,194,715

Washington — 3.8%
Clark County School District No. 114 Evergreen, GO, (GTD), 5.00%, 12/01/31	6,200	8,187,224
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/33	6,705	8,834,508
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	800	816,776
King County Housing Authority, Refunding RB, (HUD SECT 8), 2.75%, 01/01/40	1,900	1,952,668
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,808,650
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	4,488,302
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,623,030
State of Washington, GO
Series C, 5.00%, 02/01/37	20,170	26,304,705
Series C, 5.00%, 02/01/38	13,870	18,069,281
Series C, 5.00%, 02/01/42	25,410	32,859,958
Series C, 5.00%, 02/01/43	29,830	38,470,558
Series C, 5.00%, 02/01/44	31,320	40,281,592
Series C, 5.00%, 02/01/46	31,530	40,382,678
Series E, 5.00%, 06/01/42	9,905	12,890,367

Security	Par (000)	Value

Washington (continued)
State of Washington, GO (continued)
Series E, 5.00%, 06/01/43	$13,550	$17,583,564
Series E, 5.00%, 06/01/44	9,225	11,938,534
Series E, 5.00%, 06/01/45	9,935	12,828,072
Series E, 5.00%, 06/01/46	15,685	20,217,024
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/37	5,000	6,276,250

		309,813,741

West Virginia — 0.5%
Tobacco Settlement Finance Authority, Refunding RB, Series A, Class 1, 4.31%, 06/01/49	10,000	10,306,600
West Virginia Hospital Finance Authority, Refunding RB
5.00%, 06/01/23	5,000	5,514,800
5.00%, 06/01/24	5,000	5,716,050
5.00%, 09/01/31	2,775	3,467,918
5.00%, 09/01/38	4,550	5,526,658
5.00%, 09/01/39	1,970	2,385,414
West Virginia Housing Development Fund, RB, S/F Housing, Series B, 3.95%, 11/01/34	5,115	5,365,788
West Virginia Housing Development Fund, Refunding RB, Series A, AMT, 3.70%, 11/01/29	1,280	1,360,678

		39,643,906

Wisconsin — 2.1%
City of Milwaukee, GO, Series N3, 5.00%, 04/01/29	6,105	7,765,438
City of Milwaukee, Refunding GO, Series N-4, 5.00%, 04/01/29	8,110	10,315,758
Public Finance Authority, RB(a) 6.00%, 06/15/24	385	383,837
6.75%, 11/01/24	21,420	21,477,192
5.00%, 04/01/40	1,175	1,354,481
7.00%, 11/01/46	5,085	5,324,860
5.00%, 04/01/50	1,470	1,644,445
Series A, 6.25%, 10/01/31	1,285	1,342,812
Series A, 7.00%, 10/01/47	1,285	1,329,641
Series A-2, 5.00%, 01/01/24	2,135	2,136,238
Series B, 5.62%, 06/01/29	1,070	1,064,286
Public Finance Authority, Refunding RB 5.00%, 01/01/35	5,340	5,975,246
Series A, 5.00%, 10/01/34(a)	2,620	2,877,520
Series A, 5.00%, 10/01/39(a)	6,155	6,681,560
Series A, 5.00%, 10/01/44	10,000	11,965,000
Series B, 6.13%, 10/01/49(a)	8,530	8,709,471
AMT, 4.00%, 08/01/35	4,840	4,751,815
State of Wisconsin, Refunding GO, Series 3, 0.80%, 05/01/26(c)	11,250	11,183,625
Wisconsin Health & Educational Facilities Authority, RB
Series B, 5.00%, 02/15/40	10,000	10,386,100
Series B, 5.00%, 02/15/42	10,000	11,465,000
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	10,000	11,266,400
Series A, 5.00%, 11/15/35	10,000	11,959,600

15

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 04/01/42	$10,000	$10,641,400
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, (FHLMC/FNMA/GNMA), 2.69%, 07/01/47	9,339	9,451,479

		171,453,204

Total Municipal Bonds — 94.8% (Cost: $7,371,267,770)		7,636,675,526

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F Housing, Series A, 3.70%, 12/01/38	6,020	6,576,715

Arizona — 0.3%
City of Phoenix Civic Improvement Corp, RB, Series A, AMT, 5.00%, 07/01/47	10,000	11,513,400
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	11,553,800

		23,067,200

California — 2.6%
California Educational Facilities Authority, Refunding RB
5.00%, 09/01/45	10,490	12,232,912
5.00%, 10/01/46	10,000	11,734,201
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/43	10,000	11,377,996
Series A, 5.00%, 08/15/52(j)	10,000	11,147,800
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	11,832,200
5.00%, 05/15/52	10,000	11,696,400
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	12,021,500
Chaffey Joint Union High School District, GO, Series C, 5.25%, 08/01/47	10,000	12,107,300
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	12,197,400
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,395,898
City of Los Angeles Department of Airports, RB, Series A, AMT, 5.25%, 05/15/48	10,000	12,048,200
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37(j)	10,000	10,567,400
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	12,203,100
Fresno Unified School District, GO, 5.00%, 08/01/44(j)	10,000	11,566,600
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	11,777,701
Port of Los Angeles, Refunding RB, Series A, AMT, 5.00%, 08/01/44	10,000	11,121,700
San Marcos Unified School District, GO, Series C, 5.00%, 08/01/40(j)	10,000	11,360,497
State of California, GO, 5.00%, 04/01/43	10,000	10,877,700

		209,266,505

Security	Par (000)	Value

Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, S/F Housing, Series A, 3.85%, 05/15/45(l)	$10,000	$10,395,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	11,655,400

		22,050,400

District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	11,978,400
Series A, Sub-Lien, 5.00%, 10/01/44(j)	10,000	11,208,600
Metropolitan Washington Airports Authority, Refunding RB, AMT, 5.00%, 10/01/42	10,000	11,825,800

		35,012,800

Florida — 0.6%
East Central Regional Wastewater Treatment
Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	12,106,900
Florida Housing Finance Corp, RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	6,060	6,496,869
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	6,033	6,428,324
Greater Orlando Aviation Authority, RB, Series A, AMT, 5.00%, 10/01/46	10,000	11,468,400
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	11,111,500

		47,611,993

Georgia — 1.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,116,400
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(l)	10,000	11,685,200
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(l)	10,000	11,611,200
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	10,000	11,610,500
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	10,558,097
Series B1, 3.65%, 06/01/44(l)	9,760	10,183,606
Georgia Housing & Finance Authority, Refunding RB, Series A-1, 3.80%, 12/01/40(l)	10,000	10,505,500

		89,270,503

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,783,500

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	11,561,200

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	10,000	12,148,200

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	10,000	10,955,100

Maryland — 0.6%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43(j)	10,000	11,333,497

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	$10,000	$11,653,600
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/43(j)	10,000	11,052,797
Maryland Stadium Authority, RB, 5.00%, 05/01/47	10,000	11,828,225

		45,868,119

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,231,900
Massachusetts Development Finance Agency, RB, Series M-4, 5.00%, 07/01/44(j)	10,000	11,097,701
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, 3.30%, 12/01/59(l)	10,015	10,309,616

		32,639,217

Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Series 2016, 5.00%, 12/01/45	10,000	11,653,435
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	10,831,500
Series A, 4.15%, 10/01/53(l)	20,000	21,361,000

		43,845,935

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46(j)	10,000	11,313,697

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	11,160,700
Metropolitan St Louis Sewer District, RB, Series B, 5.00%, 05/01/43(j)	10,000	11,026,900
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/47	10,000	12,002,400
Series B, 5.00%, 05/01/45	10,000	11,766,300

		45,956,300

New York — 2.1%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 05/24/21	10,000	11,004,755
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	11,826,200
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	11,798,300
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 3.95%, 11/15/44(l)	10,000	10,384,600
Series C-1A, 4.00%, 11/01/53	10,000	10,558,700
Series C-1-A, 4.13%, 05/01/58(l)	10,000	10,660,700
Series G-1, 3.90%, 05/01/45(l)	10,000	10,328,700
Series J, 3.35%, 11/01/65	10,000	10,317,600
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	23,844,200
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	11,275,498
Series A, 5.00%, 03/15/45	10,000	12,179,400

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	$10,000	$11,445,535
Port Authority of New York & New Jersey, Refunding RB, Series 194th, 5.00%, 10/15/41	10,000	11,588,500
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	11,883,000

		169,095,688

North Carolina — 0.7%
City of Charlotte North Carolina Airport Special Facilities Revenue, RB
Series A, 5.00%, 07/01/42	10,000	11,942,000
Series A, 5.00%, 07/01/47	10,000	11,794,800
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(j)	10,000	11,969,998
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	8,980	9,832,193
Series 39-B, (FHLMC/FNMA/GNMA), 4.00%, 01/01/48	8,920	9,543,069

		55,082,060

Ohio — 0.2%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	12,157,600

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, Sereis C, 5.00%, 01/01/47	10,000	11,957,300

Oregon — 0.3%
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,913,600
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	12,005,400

		23,919,000

Pennsylvania — 1.0%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(j)	10,000	11,490,501
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	11,715,500
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, 3.65%, 10/01/42(l)	20,000	21,444,200
Series 127B, 3.55%, 10/01/33	10,000	10,905,200
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42	20,000	22,707,800

		78,263,201

Tennessee — 0.5%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/47(j)	10,000	10,341,900
Tennessee Housing Development Agency, RB, S/F Housing
Series 3, 3.85%, 07/01/43	9,240	10,021,184

17

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing (continued)
Series 3, 3.95%, 01/01/49	$9,220	$9,954,465
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	9,120	9,914,416

		40,231,965

Texas — 0.9%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,461,200
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/48(j)	10,000	10,902,400
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	11,853,100
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	12,036,100
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52(j)	10,000	10,481,600
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	12,204,000

		68,938,400

Utah — 0.1%
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/38(j)	10,000	11,850,801

Virginia — 0.9%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	12,267,000
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	11,283,400
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	12,015,700
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,509,100
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	10,800,800
Series D, 4.00%, 10/01/53	10,000	10,830,198

		68,706,198

Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	10,000	14,571,700
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	10,928,898
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,978,900
State of Washington, GO
Series A, 5.00%, 08/01/38	10,000	11,054,298
Series B, 5.00%, 02/01/33	10,000	11,678,600
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	10,000	11,465,196
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,421,700

		83,099,292

Security	Par (000)	Value

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/41(j)	$10,000	$10,338,200

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.0% (Cost: $1,204,320,509)		1,292,567,089

Total Long-Term Investments — 112.0% (Cost: $8,679,087,414)		9,030,218,819

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(m)(n)	304,729,755	304,760,227

Total Short-Term Securities — 3.8% (Cost: $304,774,880)		304,760,227

Total Investments — 115.8% (Cost: $8,983,862,294)		9,334,979,046

Liabilities in Excess of Other Assets — (6.0)%		(485,341,104)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.8)%		(790,958,556)

Net Assets — 100.0%		$8,058,679,386

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Amount is less than 500.
(j)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $83,776,150.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$368,379,391	$—	$(63,571,721	)(a)	$39,568	$(87,011)	$304,760,227	304,729,755	$34,078	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
U.S. 10 Year Note	8,573	06/21/21	$1,142,352	$7,998,586
U.S. Long Bond	3,041	06/21/21	489,221	1,540,998

				$9,539,584

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$100,976,204	$—	$100,976,204
Municipal Bonds	—	7,636,675,526	—	7,636,675,526
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,292,567,089	—	1,292,567,089

19

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$304,760,227	$—	$—	$304,760,227

	$304,760,227	$9,030,218,819	$—	$9,334,979,046

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$9,539,584	$—	$—	$9,539,584

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $790,728,318 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CFC	Cooperative Finance Corp.

COP	Certificates of Participation

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-Kind

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	20